Basis of Presentation - Disclosure of exchange rates used for the change in Balance Sheet (Details) kr in Millions, $ in Millions	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 DKK (kr)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure Of Detailed Information About Changes in Presentation Currency [Line Items]
Total assets	$ 6,464	$ 6,414	kr 45,811
Total liabilities	1,162	1,277	9,114
Total shareholders' equity	$ 5,302	$ 5,137	36,697	$ 4,445	$ 4,687
Presentation currency change
Disclosure Of Detailed Information About Changes in Presentation Currency [Line Items]
Total assets			(39,397)
Total liabilities			(7,837)
Total shareholders' equity			kr (31,560)